LoanID	FK Loan ID	Seller Loan ID	Servicer Loan ID	Borrower Last Name	Loan Exception ID	Exception Type	Exception Grade	Exception	Exception Comments	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Exception Level Grade	Moody's Exception Level Grade	DBRS Exception Level Grade	KBRA Exception Level Grade	S&P Exception Level Grade	Date Reported	Date Cure Provided	Cured?	Cleared	Issue with Cure Doc	Unable to Clear	Response Pending Review	QM Status	Seller Comments	TPR Additional Comments
700054820	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Rate Lock Extension Fee and transfer taxes increased XXX to XXX on the revised LE however a valid reason was not provided for the icnrease
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	07/30/2025	08/22/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; PCCD with check for XXX provided. please clear; Document Uploaded. Documentation received, XXX to review.; ; Condition updated XXX ; Document Uploaded. ; Documentation received, XXX to review.;
Cure package provided to the borrower; exception downgraded to a 2/B; Updated cure amount to $XXX. The COC did not provide valid reason for the transfer taxes to increase on the revised LE. ; This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

700054820	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The blend document in file still shows pending e-consent	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/30/2025	08/05/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700054822	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing HELOC closure letter for XXX acct #XXX and XXX Bank acct #XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/30/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review. ; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ;	Property Title Issue Resolved; Line of Credit Payoff Affidavit received for both XXX Bank and XXX. ; Line of Credit Payoff Affidavit received for XXX acct #XXX, missing for XXX Bank acct #XXX.
700054822	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. ((12 CFR ##_XXX_##(iii)(A))]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to the increase in recording fees without a valid COC
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/30/2025	10/23/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX ; Document Uploaded. a XXX credit was given to the borrower at closing to cover for all increase in Closing cost above limit; Documentation and comment received, XXX to review.;

Cure package provided to the borrower; exception downgraded to a 2/B; The cure of XXX was applied to the XXX day extension XXX that was added without a valid COC in file. The remainder can be applied to the XXX% violation and the updated cure amount should be XXX The increase from XXX to XXX resulted in an increase of XXX

700054824	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements Mortgage history requirement of XXX per XXX CES Program Eligibility Guide XXX not met. Missing verification first lien mortgage and XXX "XXX" are current with XXX. Missing XX/XX/XXXX and XX/XX/XXXX mortgage payments.
										Rescinded				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/21/2025	08/18/2025	No	No				QM: Safe Harbor APOR (APOR SH)	; ;
On the mortgages and missing XXX and June payments, we allow the credit report as is, and as long as within XXX days we don’t require evidence the payments are up until the Note date so we allow showing XXX payment reporting;

700054824	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Final CD: Monthly Principal & Interest is missing or inaccurate
Interest type is Simple Interest, which is an ineligible product type per guidelines. The Final CD must be reissued to match the updated P&I of the recalculated Note using XXX Interest. LOE and PCCD will be required to cure.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/06/2025	08/18/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; PCCD and Note recalculated for simple interest. ; Please see Note submitted today to confirm P&I after conversion to XXX interest, to match PCCD. ; Document Uploaded. Documentation received, XXX to review.; ; ;
																																		; ; Document Uploaded.
700054824	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The Deed of Trust includes a Simple Interest Rider, and Simple Interest is an ineligible product type per guidelines. The DOT must be reissued without the Simple Interest Rider.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2025	08/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. Documentation received, XXX to review.; Please see corrective Deed of Trust and Letter of Intent to Record uploaded today. ; ;	Revised Deed of Trust uploaded, exception resolved. ; The Deed of Trust is Present and Complete
700054824	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete The Note with P&I of XXX is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using XXX Interest.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2025	08/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. Documentation received, XXX to review.; Please see corrective Note uploaded today. ; ;	Revised Note uploaded, exception resolved. ; The Note is Present
700054824	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Loan does not conform to program guidelines	The loan file was approved using Simple Interest that is not allowed per guidelines.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/22/2025	08/15/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Note and Deed of Trust with Letter of Intent to Record have been submitted for review ; ; Documentation received, XXX to review.; Document Uploaded. ; ;
Note, DOT and final CD provided ; PCCD uploaded to compliance condition specific for that required documentation. This condition will remain open until Note and DOT are corrected and submitted for review.

700054826	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	XXX Rider is Missing	XXX Rider is Missing The AVM identifies the subject as a XXX. The Mortgage includes a XXX rider, not a XXX Rider.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/29/2025	08/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; in escalation. ;	XXX PCI dated XX/XX/XXXX identifies subject property as a XXX within a XXX, which title company confirms. DOT has XXX rider. ; The XXX Rider is Present
700054826	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to Discount point increase from XXX to XXX on the CD dated XX/XX/XXXX. The COC doesnt contain a reason for the increase in discount points
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/30/2025	08/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Changed Circumstance reflecting reason for increase in discount points provided.
700054828	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/08/2025	08/21/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054830	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	ATR Risk
ATR Risk Audit DTI of XXX% is based on total verified income of XXX and total monthly non mortgage debt of $XXX. Neither these totals match the lender calculations. File is missing the Final 1003, unable to determine total income from all sources or total debt being considered.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/13/2025	09/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; ; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX ; Documentation received, XXX to review.; Document Uploaded. ; ; ; ; Document Uploaded. ; Documentation received, XXX to review.; ;

ATR Risk Resolved; XXX & XXX W-2s provided to support wage income of XXX used in qualifying for Borrower 1. ; Income has been reviewed and total qualifying income of XXX is correct (includes XXX-S for both and SSI for B1). The W2 income for each borrower has already been included in the XXX-S calculation. Therefore, the calculated XXX-S income of XXX for each borrower is correct, and there is no additional income to be added. DTI remains excessive and condition remains.; Documentation provided in post closing to remove XXX auto payment from DTI (paid by other) DTI of XXX% exceeds program guidelines ; ; The total income of XXX listed on the final XXX is not supported by the income documentation in the file. B1 and B2 are XX/XX/XXXX owners of XXX and earn XXX each per month. B1 received SSI retirement of XXX total of $XXX. Current post closing DTI is XXX%; ATR Risk Resolved

700054830	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/13/2025	09/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; ; ; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX; Document Uploaded. ; Documentation received, XXX to review.; ; ; ; Document Uploaded. ; Documentation received, XXX to review.; ;

Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; XXX & XXX W-2s provided to support XXX and wage income of XXX used in qualifying for Borrower 1. ; Income has been reviewed and total qualifying income of XXX is correct (includes XXX-S for both and SSI for B1). The W2 income for each borrower has already been included in the XXX-S calculation. Therefore, the calculated XXX-S income of XXX for each borrower is correct, and there is no additional income to be added. DTI remains excessive and condition remains. ; Documentation provided in post closing to remove XXX auto payment from DTI (paid by other) DTI of XXX% exceeds program guidelines ; The total income of XXX listed on the final XXX is not supported by the income documentation in the file. B1 and B2 are XX/XX/XXXX owners of XXX and earn XXX each per month. B1 received SSI retirement of XXX total of $XXX. Current post closing DTI is XXX%

700054830	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Final 1003 is Missing	The Final 1003 is Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/12/2025	08/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	The Final 1003 is Present
700054830	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The blend document shows econsent is still pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/13/2025	08/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700054830	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/13/2025	08/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Borrower 1 Tax Returns Are Signed
700054830	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Borrower 2 Tax Returns Not Signed	Borrower 2 Tax Returns Not Signed	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/13/2025	08/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals XXX)
700054830	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Audit DTI of XXX% is based on total verified income of XXX and total monthly non mortgage debt of $XXX. Neither these totals match the lender calculations. File is missing the Final 1003, unable to determine total income from all sources or total debt being considered.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/13/2025	08/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Income and Employment Meet Guidelines
700054832	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Audited CLTV Exceeds Guideline CLTV
Audited (12 CFR ##_XXX_##(iii)(A)) exceeds Guideline (12 CFR ##_XXX_##(iii)(A)) AVM in file dated XX/XX/XXXX with value of XXX does not support lender's value of XXX resulting in Audited (12 CFR ##_XXX_##(iii)(A)).
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/16/2025	08/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Audited ##XXX## is less than or equal to Guideline ##XXX##; Updated XXX provided, ##XXX##
700054832	XXXXX	XXXXX		XXXXX	XXXXX	Property	1	Property/Appraisal General	Property/Appraisal guideline violation: AVM in file, Missing the exterior inspection.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/16/2025	08/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Property/Appraisal Meets Guidelines; XXX appraisal provided
700054834	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing rental lease or Schedule E to confirm rental income listed on the final loan application.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/05/2025	08/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Documentation received, XXX to review.; Document Uploaded. ;	Schedule E provided ; Income and Employment Meet Guidelines
700054834	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Review Fee on the initial CD. It increased again on the final CD but that additional amount was cured (includes XXX reimbursement). The COC in file did not contain a valid reason for the appraisal review fee to be added.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/06/2025	08/20/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. ; Documentation received, XXX to review.; ; Condition updated XXX; Comment in review. ; ; Please cancel condition as lender cure was present on final CD under section J. Thank you! ;

Cure package provided to the borrower; exception downgraded to a 2/B; The appraisal review was not initially disclosed on the initial LE, it was disclosed on a revised disclosure as XXX for which a valid COC was not in file. The fee then increased to XXX on the final CD for which aed a cure of XXX was provided for the increase. The file did not have a COC for where it was added. A valid COC or a cure package for the other XXX would be required

700054834	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The Blend document in file indicates the e-consent is still pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/23/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; ; ; ; Pushed back to XXX to cancel, can use theirs ;
XXX fraud report received. Condition is resolved. ; All Interested Parties Checked against Exclusionary Lists; All Interested Parties Not Checked with Exclusionary Lists.; All Interested Parties Checked against Exclusionary Lists

700054836	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/23/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Final XXX provided ; Approval/Underwriting Summary is fully present
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That In Total Cannot Increase More Than XXX% Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due the increase in recording fees without a valid COC in file; This loan failed the charges that in total cannot increase more than XXX% test. ((12 CFR ##_XXX_##(iii)(A))]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Document Uploaded. Cure package provided to the borrower; exception downgraded to a 2/B
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	07/31/2025	08/11/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; ; ; ;
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/23/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; ; ; Requested XXX cancel, can use their fraud report ;	XXX fraud report received XX/XX/XXXX; condition is resolved. ; Third Party Fraud Report is provided; Missing Third Party Fraud Report; Third Party Fraud Report is provided
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/23/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; ; ; Requested XXX cancel, can use their fraud report ;	XXX fraud report received XX/XX/XXXX. Condition is resolved. ; OFAC Check Completed and Cleared; OFAC Check Not Completed and/or Cleared; OFAC Check Completed and Cleared
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing bank Statements with sufficient funds to close. Per final CD, cash to close was required.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/23/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Final closing Statement provided, no cash to close ; Asset Qualification Meets Guideline Requirements
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Title Document Missing	Title Document is missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/23/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. ; Documentation received, XXX to review.;	Title commitment provided ; Title Document is fully Present
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Missing Property Tax Cert	Missing Property Tax Cert	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/23/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ; Pushed back to XXX - taxes in 1st mortgage payment included on mortgage Statement ;	Property tax cert provided ; Property Tax Cert Provided
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Final 1003 is Missing	The Final 1003 is Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/23/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Final 1003 provided ; The Final 1003 is Present
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/23/2025	08/05/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ;	Hazard Insurance Policy is fully present; HOI dec page provided ; Hazard endorsements provided, still need Hazard policy declaration/proof of insurance.
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	TRID: Missing Loan Estimate	The loan file is missing all Loan Estimates.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/24/2025	08/01/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	LEs provided; exception resolved
700054836	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Right of Rescission is Missing	Right of Rescission is Missing The Right of rescission is missing. Cure - provide a copy of the signed document.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/24/2025	08/01/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Right of Rescission is Provided
700054838	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Required Affiliated Business Disclosure Missing.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700054838	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing
The eSigned consent disclosure is missing. Documentation required to clear exception: The E-consent provided in file on page XXX is dated XX/XX/XXXX. Earliest e-signature in file is XX/XX/XXXX. Please provide initial Borrower E-consent on or prior to XX/XX/XXXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700054840	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of XXX are less than Guideline Required Reserves of XXX The borrowers had Open/Balance Due Monthly accounts on their credit report. The file did not contain any assets to support the balance could be paid in full.
										Rescinded				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2025	08/22/2025	No	No				QM: Safe Harbor APOR (APOR SH)	; ; ; email out to XXX, auth user account ; ;	Borrower is authorized user on account. Condition is rescinded. ; Audited Reserves of $ are equal to or greater than AUS Required Reserves of XXX
700054840	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Borrower 2 Tax Returns Not Signed	Borrower 2 Tax Returns Not Signed Personal 1040s used for income calculation were not signed and/or transcripts were not provided	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/12/2025	08/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. signed taxes; ; ;	Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals XXX)
700054842	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to and addition from XXX to XXX for the Credit Report Fee. There was a credit report fee added on the initial CD without a valid COC in the file, there was also a XXX cure provided which was applied to the XXX credit report fee
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	07/31/2025	08/11/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054842	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing proof that XXX HELOC acct #XXX is closed to future draws.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/31/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	HELOC closure authorization provided ; Property Title Issue Resolved
700054844	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2025	08/15/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received in XXX review.; Document Uploaded. ; ;	ID provided, exception resolved. ; Photo Identification provided.
700054846	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee. COC located on page XXX not valid for increase in fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/05/2025	08/18/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received in XXX review.; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054848	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Tolerance violation in the amount of XXX is due to Increase from XXX to XXX for the Transfer Taxes on Final CD XX/XX/XXXX. A COC is required to determine if the increase is valid.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/07/2025	08/18/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; ; Documentation received in XXX review.; Document Uploaded. ; ;	Cure package provided to borrower; exception downgraded to a 2/B
700054848	XXXXX	XXXXX		XXXXX	XXXXX	Property	1	Property/Appraisal General	Property/Appraisal guideline violation: XXX Value AVM Express is not an approved vendor per XXX CES Eligibility Guide v12.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2025	08/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Comment received, in XXX review.; Please review as per our appraisal team, XXX AVM report is the same as XXX. ; ;	XXX CDA provided ; Property/Appraisal Meets Guidelines
700054850	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	07/22/2025	08/11/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054850	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Title Document is Partially Present	Title Document is incomplete or only partially present Loan file is missing a signed HELOC closure letter requesting to suspend and close the existing home equity line of credit.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/21/2025	08/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Title Document is fully Present; Authorization to close HELOC provided
700054850	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes, insurance, and HOA dues (if applicable) for property located at XXX XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/21/2025	07/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review ; Document Uploaded. ;	Mortgage Statement for XXX XXX provided, confirms PITIA
700054852	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Points without a valid COC in file.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2025	08/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review. ; Document Uploaded. ;	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved
700054854	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
The Final 1003 reflects the borrower owns a second home free and clear with XXX per month in Monthly insurance, taxes, association dues, etc. There is no documentation in file confirming this monthly obligation and evidence the property has no liens.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/19/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Document Uploaded. ; ;	Proof of PITIA for XXX provided
700054858	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Loan Discount Points on CD XX/XX/XXXX. COC in file States change was settlment charge - clerical which is not a valid reason for a fee increase and was not accepted.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2025	08/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved
700054862	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Nothing in file to reflect the initial e-signature dated on or before XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/25/2025	10/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700054864	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing Documentation to support income for Borrower 1, Social Security XXX Pension XXX and Disability XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/05/2025	08/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; ; Documentation received, XXX to review.; Document Uploaded. Attached documents for Social Security XXX Pension XXX and Disability $XXX;	Income and Employment Meet Guidelines
700054864	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2025	08/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700054866	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing proof the HELOC acct# XXX with XXX was closed to future advances.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2025	08/15/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received in XXX review.; Document Uploaded. ;	Property Title Issue Resolved; HELOC closure letter provided
700054868	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete Interest type is simple interest, which is an ineligible product type per guidelines. The Note will need to be recalculated using XXX interest, the DOT will need to be re-executed without the Simple Interest Rider, and the final CD will need to be reissued reflecting the updated P&I amount.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2025	09/04/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	The Deed of Trust is Present and Complete
700054868	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Note is Incomplete
The Note is Incomplete Interest type is simple interest, which is an ineligible product type per guidelines. The Note will need to be recalculated using XXX interest, the DOT will need to be re-executed without the Simple Interest Rider, and the final CD will need to be reissued reflecting the updated P&I amount.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2025	09/04/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	The Note is Present
700054868	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	CD: General Form Requirements Not Met
CD: General Form Requirements Not Met Interest type is simple interest, which is an ineligible product type per guidelines. The Note will need to be recalculated using XXX interest, the DOT will need to be re-executed without the Simple Interest Rider, and the final CD will need to be reissued reflecting the updated P&I amount.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2025	09/04/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. ;	CD: General Form Requirements Met
700054872	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due the addition of the flood fee on the revised LE. The XXX cure was applied to the appraisal review fee. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/01/2025	08/11/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; ; Documentation received, XXX to review.; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054874	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing proof that the XXX HELOC acct #XXX has been closed to future draws.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2025	08/15/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review. ; Document Uploaded. ; ;	Authorization to close HELOC provided ; Property Title Issue Resolved
700054876	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of XXX is insufficient, not meeting the required coverage amount of ($XXX).	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/12/2025	08/25/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Revised hazard policy provided, coverage is sufficient. Exception resolved. ; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount
700054876	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Deed of Trust is Missing	The Deed of Trust is Missing Missing the Deed of Trust.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2025	08/19/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received in XXX review.;	The Deed of Trust is Present
700054880	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/21/2025	09/02/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review. ; Document Uploaded. ; ;	Cure package provided to the borrower; Exception downgraded to a 2/B
700054880	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Named Insured does not match Borrower(s) Name(s) Insurance policy shows B2's Last Name as XXX and the note shows it as XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/20/2025	09/02/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review. ; Document Uploaded. ; ;	Named Insured matches Borrower(s) Name(s)
700054882	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The blend document shows electronic consent is still pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/19/2025	08/24/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review ; Document Uploaded. ;	Evidence of eConsent is provided.
700054886	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for Transfer Taxes.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/19/2025	09/02/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Cure package provided to the borrower; Exception downgraded to a 2/B
700054886	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Borrower 2 Award Letter Missing	Borrower 2 Award Letter Missing Missing documentation to support XXX income of $XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/18/2025	08/26/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Borrower 2 Award Letter Provided or Not Applicable (Number of Borrowers equals XXX)
700054890	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. ((12 CFR ##_XXX_##(iii)(A))]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee without a valid COC in file. The cure on the CD was already applied to the increase in appraisal fee.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/18/2025	08/25/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	PCCD and FSS provided; Exception resolved; PCCD and FSS provided; Exception resolved
700054892	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX on LE XX/XX/XXXX to XXX on CD XX/XX/XXXX for the Loan Discount Points. There was no COC and the lock confirmation is not dated so there is no way to determine when the change happened. Please provide a COC to when the increase occurred to determine if timing requirements were met.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2025	08/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; Documentation received, XXX to review.; Document Uploaded. Yes. Please see attached for further information.; Documentation received, XXX to review.; Condition updated XXX ; Document Uploaded. COC; Documentation received, XXX to review. ; ;
																																		Valid COC provided; Exception resolved; COC only reflects "settlement charge and clerical" Please confirm if this COC is for rate lock
700054894	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the Affiliated Business disclosure dated within XXX business days from application date XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2025	08/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; AFB for closing in file, sent to XXX ;	Required Affiliated Business Disclosure Documentation Provided; Document Uploaded.
700054898	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of a Appraisal fee on the initial CD dated XX/XX/XXXX, COC in file dated XX/XX/XXXX did not detail a valid reason for the addition of the fee. Please provide a valid COC or cure package.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/08/2025	08/18/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. ; Documentation received, XXX to review. ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054900	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. ((12 CFR ##_XXX_##(iii)(A))]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee on CD XX/XX/XXXX. COC in file dated XX/XX/XXXX States changes occurred due to "clerical" which is not a valid reason for the addition of the fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/20/2025	08/27/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review. ; Document Uploaded. ; ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054900	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee on CD XX/XX/XXXX. COC in file dated XX/XX/XXXX States changes occurred due to "clerical" which is not a valid reason for the addition of the fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/20/2025	08/27/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review. ; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054900	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Deed of Trust is Missing	The Deed of Trust is Missing Missing the Deed of Trust.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/19/2025	08/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ;	The Deed of Trust is Present; Document Uploaded.
700054904	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Credit Report.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/18/2025	08/25/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. check included; Documentation received, XXX to review.; Condition updated XXX ; ; Document Uploaded. Just waiting on the cure check to be cut and then I will send you a copy. Here is the PCCD & LOX for now. ; Documentation received, XXX to review.; ;
																																		Cure package provided to the borrower; Exception downgraded to a 2/B; Pending copy of check
700054906	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated XX/XX/XXXX, however missing proof of e-consent dated XX/XX/XXXX or before.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2025	08/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700054908	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the Flood cert fee on LE XX/XX/XXXX. COC in file States fee was added due to "rate locked" which is not a valid reason for the addition of this fee. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/15/2025	08/27/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; ; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX ; Documentation received, XXX to review.; Document Uploaded. Sorry- I sent you the wrong COC and LE; Condition updated XXX ; ; Document Uploaded. ; Documentation received, XXX to review.; ; ;

Cure package provided to the borrower; exception downgraded to a 2/B; COC provided dated XX/XX/XXXX did not contain a sufficient reason to add an flood cert fee. Please provide clarification or cure package; The COC provided is not sufficient. It doesnt contain a valid reason for the addition of a flood cert fee

700054910	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The Blend document indicates electronic consent is still pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/19/2025	08/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700054912	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Loan Discount Points on CD XX/XX/XXXX without a valid COC. COC in file dated XX/XX/XXXX States "change circumstance affecting settlement charges due to clerical" which is not a valid reason for an increase and was therefore not accepted.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/19/2025	09/02/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved
700054914	XXXXX			XXXXX	XXXXX	Credit	1	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of XXX is insufficient, not meeting the required coverage amount of ($XXX).	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	11/04/2025	11/05/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	;	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount
700054920	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The Deed of Trust includes a Simple Interest Rider, and Simple Interest is an ineligible product type per guidelines. The DOT must be reissued without the Simple Interest Rider.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/21/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	The Deed of Trust is Present and Complete
700054920	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete The Note is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using XXX Interest.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/21/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	The Note is Present
700054920	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	CD: General Form Requirements Not Met
CD: General Form Requirements Not Met Interest type is Simple Interest, which is an ineligible product type per guidelines. The Final CD must be reissued to match the updated P&I of the recalculated Note using XXX Interest. LOE and PCCD will be required to cure.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	CD: General Form Requirements Met
700054924	XXXXX			XXXXX	XXXXX	Property	2	Property/Appraisal General
Property/Appraisal guideline violation: Pre-Close Investor Exception approved for declining property values. Compensating factors: XXX) Low DTI XXX) Longevity at subject property. Pre-Close Investor Exception approved for declining property values. Compensating factors: XXX) Low DTI XXX) Longevity at subject property.
										Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/04/2025	09/05/2025	No	No				QM: Safe Harbor APOR (APOR SH)		Investor Exception approved for declining property values. Compensating factors: XXX) Low DTI XXX) Longevity at subject property.
700054928	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Loan Discount Points on CD XX/XX/XXXX. COC in file dated XX/XX/XXXX shows "change circumstance affecting settlement charges" but does not provide a reason for the fee increase and was therefore not accepted.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/15/2025	08/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved
700054932	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/04/2025	08/05/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700054934	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Discount Points and the addition of the Appraisal Fee for XXX on CD XX/XX/XXXX. COC in file dated XX/XX/XXXX shows changes were settlement charges due to "clerical" which is not a valid reason and was therefore not accepted.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/26/2025	09/04/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX ; Document Uploaded. Coc for part of the condition. ; Documentation received, XXX to review.; ;
Cure package provided to the borrower; exception downgraded to a 2/B; COC accepted for increase in points; Updated cure amount to XXX for the addition of the appraisal fee without a valid COC.; This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

700054934	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated XX/XX/XXXX, however missing proof of e-consent dated XX/XX/XXXX or before.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/26/2025	08/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Evidence of eConsent is provided.
700054936	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The eDisclosure agreement in file does not show the borrower consented	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2025	08/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700054936	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2025	08/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700054938	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. ((12 CFR ##_XXX_##(iii)(A))]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee (Reimbursement of XXX was already applied).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/11/2025	10/06/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. ; Does the XXX already include the XXX that was already applied or is that in addition to the $XXX?; Documentation received, XXX to review.; Condition updated XXX - The COC provided did not contain a valid reason for recording fees to increase; Provide clarification on the reason for recording fees to increase; Document Uploaded. ; Documentation received, XXX to review.;

Cure package provided to the borrower; exception downgraded to a 2/B; The COC provided did not contain a valid reason for recording fees to increase; Provide clarification on the reason for recording fees to increase

700054940	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/15/2025	08/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received in XXX review.; Document Uploaded. ; ;	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX
700054944	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test. ((12 CFR ##_XXX_##(iii)(A)) LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the appraisal fee. The change occurred on CD dated XX/XX/XXXX. Although there are COC's in the file dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, they do not contain a valid reason for the change.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/07/2025	08/28/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received in XXX review.; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054944	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Interest type is Simple Interest, which is an ineligible product type per guidelines. The DOT will need to be reissued without the Simple Interest Rider.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2025	08/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. Documentation received in XXX review.; see uploaded; ;	The Deed of Trust is Present and Complete
700054944	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete Interest type is Simple Interest, which is an ineligible product type per guidelines. The Note will need to be recalculated using XXX Interest	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2025	08/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. Documentation received in XXX review.; see uploaded; ;	The Note is Present
700054944	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Final CD: Monthly Principal & Interest is missing or inaccurate
Interest type is Simple Interest, which is an ineligible product type per guidelines. The Final CD must be reissued to match the updated P&I of the recalculated Note using XXX Interest. LOE and PCCD will be required to cure.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/07/2025	08/20/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation and comment received in XXX review.; Document Uploaded. see uploaded PCCD in another cond for cure; ;	PCCD and LOE provided with updated loan terms. ;
700054948	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the Affiliated Business disclosure dated within XXX business days of application date XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2025	08/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700054952	XXXXX			XXXXX	XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete The Note is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using XXX Interest.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/21/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	The Note is Present
700054952	XXXXX			XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The Deed of Trust includes a Simple Interest Rider, and Simple Interest is an ineligible product type per guidelines. The DOT must be reissued without the Simple Interest Rider.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/21/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.;	The Deed of Trust is Present and Complete
700054952	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Cure provide evidence consumer consented to signing and receiving documents electronically.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2025	08/27/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Evidence of eConsent is provided.
700054952	XXXXX			XXXXX	XXXXX	Compliance	1	CD: General Form Requirements Not Met
CD: General Form Requirements Not Met Interest type is Simple Interest, which is an ineligible product type per guidelines. The Final CD must be reissued to match the updated P&I of the recalculated Note using XXX Interest. LOE and PCCD will be required to cure.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	CD: General Form Requirements Met
700054960	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700054960	XXXXX			XXXXX	XXXXX	Property	1	Property/Appraisal General	Property/Appraisal guideline violation: AVM is missing the required exterior inspection.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Property/Appraisal Meets Guidelines PCI Provided in training documents
700054962	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the appraisal review fee. The COC indicated that it was added but didnt not provide a valid reason This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/15/2025	09/17/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; ; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054964	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Management fee. The COC dated XX/XX/XXXX doesn't provide enough information to determine if this was a valid increase.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/27/2025	09/18/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received in XXX review.; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ;
Cure package provided to the borrower; Exception downgraded to a 2/B; This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The COC indicates "additional 3rd party service required" but this is not sufficient for the increase in appraisal/appraisal management fees. The Appraisal was ordered thru the lender affiliate on XX/XX/XXXX but the increase in cost wasnt disclosed until XX/XX/XXXX which is not within XXX days. Cure required.

700054964	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the Affiliated Business Disclosure dated within XXX business days of application.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/27/2025	09/02/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700054966	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/08/2025	08/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Borrower 1 3rd Party VOE Prior to Close Was Provided
700054966	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2025	08/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Affiliated Business Disclosure not required as CCM does not have affiliated business in XXX;	Required Affiliated Business Disclosure Documentation Provided; Affiliated attestation provided; Exception resolved
700054968	XXXXX			XXXXX	XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of Property taxes and HOA for XXX XXX totaling $XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2025	08/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	tax documentation and HOA received
700054968	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The blend document indicates the borrowers electronic consent is still pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/25/2025	08/27/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.;	Evidence of eConsent is provided.
700054970	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee and increase from XXX to XXX for Points. A COC is required to determine if this was a valid change.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/25/2025	09/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. coc's were done for the increase in the appraisal fee & points. please clear/waive condition; Documentation received, XXX to review.; ;	Valid COC provided; Exception resolved
700054972	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to $XXX for the increase in Discount Points on the initial CD dated XX/XX/XXXX. COC in file Dated XX/XX/XXXX did not detail a valid reason for the fee increase. Lender provided a cure in the amount of XXX on the final CD dated XX/XX/XXXX for the Credit Report Fee increase. Please provide a valid COC for the Discount Points or cure package.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/08/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Valid COC provided; exception resolved; Valid COC provided; exception resolved
700054974	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/15/2025	08/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)
700054976	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Flood Certificate from LE XX/XX/XXXX to LE XX/XX/XXXX.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/29/2025	09/12/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; see upload to other cond;	Cure package provided to the borrower; exception downgraded to a 2/B
700054976	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. ((12 CFR ##_XXX_##(iii)(A))]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee from LE XX/XX/XXXX to the FCD XX/XX/XXXX.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/29/2025	09/12/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B
700054976	XXXXX			XXXXX	XXXXX	Compliance	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:[[(12 CFR ##_XXX_##(iii)(A))]] The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. The initial CD is missing from the loan file. The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer XXX business days prior to consummation on XX/XX/XXXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/29/2025	09/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved
700054980	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The blend document in file still shows electronic consent as pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/28/2025	09/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received XXX - XXX to review ; Document Uploaded. ; ;	Evidence of eConsent is provided.
700054982	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee. The cure provided was already applied to the recording fee increase.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/22/2025	09/02/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054982	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The blend document shows the econsent is still pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2025	08/27/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; ; ;	Evidence of eConsent is provided.
700054988	XXXXX			XXXXX	XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete	XXX XXX was listed on the Final 1003, but there is no documentation to confirm the debt/terms.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. This was included in the orig delivery package- please waive;	Supplement provided to confirm debt balance and payment
700054990	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to (12 CFR ##_XXX_##(iii)(A)) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Flood Certification Fee. A COC in file did not contain a valid reason for the addition of the flood cert fee
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/29/2025	09/12/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700054992	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing required HELOC closure letter for XXX #XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/08/2025	09/19/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. Please see attached signed LOC affidavit that title provided.; Documentation received, XXX to review. ;	Property Title Issue Resolved
700054992	XXXXX			XXXXX	XXXXX	Compliance	1	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: [[(12 CFR ##_XXX_##(iii)(A))]] The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application herefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(a)(XXX) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict he creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required to clear exception. According to XXX report, initial Loan application date is XX/XX/XXXX. Initial LE in file is dated XX/XX/XXXX which exceeds the timing regulation. Per the lenders compliance report the initial LE was sent on XX/XX/XXXX. Please provide copy of the initial LE dated within XXX days of the application date for testing.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/08/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. Please see attached initial LE.;	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved
700054992	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. ( §1024.2(b)]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Exception valid due to the missing initial LE delivery date test exception. Please provide the initial LE within XXX days of the application date for testing.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/08/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved
700054992	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Exception valid due to the missing initial LE delivery date test exception. Please provide the initial LE within XXX days of the application date for testing.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/08/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved
700054994	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing closure letter for HELOC XXX Acct#XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2025	09/26/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received in XXX review.; Document Uploaded. ;	Property Title Issue Resolved
700054994	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the Flood Certification Fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/05/2025	09/16/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received in XXX review.; Document Uploaded. ;
Cure package provided to the borrower; Exception downgraded to a 2/B; This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

700054996	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Per Final CD, HELOC is being paid off. File is missing required HELOC closure letter for XXX acct #XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	09/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; Documentation received, XXX to review. ; Document Uploaded. Please see clause on payoff. Per payoff Statement "Payoffs received via money wire will be treated as requests for account closure and release of lien". No closure letter required for this lender.; ; ; ;
																																		Property Title Issue Resolved
700054998	XXXXX	XXXXX		XXXXX	XXXXX	Property	1	Property/Appraisal General	Property/Appraisal guideline violation: XXX is not an approved vendor/product per XXX CES Eligibility Guide v12.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/20/2025	08/27/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Property/Appraisal Meets Guidelines. Clear AVM provided
700055002	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing from the file. Please provide evidence the consumer received the Affiliated Business Disclosure.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2025	08/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Required Affiliated Business Disclosure Documentation Provided
700055006	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That In Total Cannot Increase More Than XXX% Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to the change in title fees paid to the provider on the SSPL. A COC In file was used for the addition of the title endorsement however it is not sufficient for the other fee changes This loan failed the charges that in total cannot increase more than XXX% test. ( §1024.2(b)]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	09/19/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	PCCD provided an FSS in file confirms borrower paid recording fees of $XXX; Exception resolved; PCCD provided an FSS in file confirms borrower paid recording fees of $XXX; Exception resolved
700055008	XXXXX			XXXXX	XXXXX	Property	1	XXX Approval Missing	XXX Approval Missing. XXX Closed End Second Eligibility Guide v12 States XXXs must be FNMA Warrantable. Missing XXX approval documents to determine if the subject property is warrantable.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/08/2025	09/19/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review. ; Document Uploaded. ; ; ; ;	XXX Approval is provided.
700055008	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing required HELOC closure letter for XXX acct #XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2025	09/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Property Title Issue Resolved
700055014	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/22/2025	09/02/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700055016	XXXXX			XXXXX	XXXXX	Credit	1	HO6 Master Insurance Policy is Partial	HO-6 Master Insurance Policy Partially Provided Missing required Master Liability Insurance Policy.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Master policy provided, exception resolved. ; HO-6 Master Insurance Policy is fully present
700055018	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee. The appraisal invoice shows an order date of XX/XX/XXXX but it was disclosed until XX/XX/XXXX
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/22/2025	09/04/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX ; Document Uploaded. ; Documentation received, XXX to review.; ;	Cure package provided to the borrower; exception downgraded to a 2/B; COC provide did not contain a valid reason for the increase in the appraisal fee. Rate lock is not a valid reason.
700055020	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/03/2025	09/22/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX - missing proof of delivery. ; ; Document Uploaded. ; Documentation received in XXX review.;
Cure package provided to the borrower; exception downgraded to a 2/B; This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Missing proof of delivery in order to downgrade.

700055022	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the addition of a credit Report Fee $XXX. The COC in file does not contain a sufficient reason to add a credit report fee
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/21/2025	09/02/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B
700055024	XXXXX			XXXXX	XXXXX	Property	1	Property/Appraisal General	Property/Appraisal guideline violation: Quantarium QVM (AVM) is not an approved vendor/product per XXX CES Eligibility Guide v12.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2025	09/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Property/Appraisal Meets Guidelines
700055024	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Cure provide evidence consumer consented to signing and receiving documents electronically.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055026	XXXXX	XXXXX		XXXXX	XXXXX	Property	1	Property/Appraisal General	Property/Appraisal guideline violation: XXX is not an approved vendor/product per XXX CES Eligibility Guide v12.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/21/2025	09/16/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; ; ; Condition updated XXX ; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX ; Document Uploaded. Please re-review. XXX(Consilidated Analytics) is one and the same with the approved vendor XXX. See upload.; Documentation received, XXX to review ; Condition updated XXX ; ; ; ; Documentation received, XXX to review.; ; Document Uploaded. ; Documentation received, XXX to review.;

Property/Appraisal Meets Guidelines XXX AVM provided; Property/Appraisal guideline violation: ; ; Confirmed that XXX provided the XXX Value AVM used by Seller. Discussed with RW, and this finding is resolved. ; XXX Value AVM is a product of XXX. The XXX stands for XXX. This is not an approved product vender for XXX's CES guide v12; XXX Value AVM is not an approved product/vendor per XXX's CES Eligibility Guide v12. ICE XXX is different than XXX/XXX Condition remains.; XXX Value AVM is not an approved product/vendor per XXX's CES Eligibility Guide v12. Condition remains. ; Property/Appraisal Meets Guidelines XXX AVM provided

700055026	XXXXX	XXXXX		XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of an appraisal fee without a valid COC
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/21/2025	09/16/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. ; Documentation received, XXX to review ; Condition updated XXX ; Document Uploaded. XXX+XXX = XXX For appraisal fees.; Documentation received, XXX to review.; ;
Cure package provided to the borrower; exception downgraded to a 2/B; The COCs provided do not contain a valid reason for the addition of the appraisal fees. The fees were not disclosed on any LEs and receipt of an invoice is not a valid reason

700055030	XXXXX			XXXXX	XXXXX	Property	1	Property/Appraisal General	Property/Appraisal guideline violation: AVM Vendor is XXX Value AVM XXX which is not an approved vendor/product per XXX CES Eligibility Guide v12.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/09/2025	09/17/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. Please see the uploaded invoice showing it is from XXX; Documentation received in XXX review.; Condition updated XXX ; Document Uploaded. ; Documentation received, XXX to review.; ; ; ;

Property/Appraisal Meets Guidelines XXX AVM accepted by client; Property/Appraisal guideline violation: AVM Vendor is XXX Value AVM Express which is not an approved vendor/product per XXX CES Eligibility Guide v12.

700055034	XXXXX			XXXXX	XXXXX	Compliance	2	Final CD: Non-Escrowed Property Costs over Year XXX calculation is inaccurate	The CD did not have a total for non escrowed estimated property costs over a year; Cure package requires PCCD & LOE	Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/04/2025	09/22/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received in XXX review.;	Cure package provided to the borrower; exception downgraded to a 2/B
700055034	XXXXX			XXXXX	XXXXX	Property	1	FEMA Post Disaster Inspection Report not Provided
The subject property is a FEMA disaster case; however, the inspection report was not provided. The subject property is located in FEMA Declared Disaster Area with no subsequent property inspection in the file. FEMA declared XXX County in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and an undetermined end date. Please provide a post disaster inspection confirming the subject did not sustain any damage.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/03/2025	09/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Condition is in escalation, may not be required, XXX to advise. ;
Public assistance is available, but not individual assistance. Even with an undetermined end date, Client does not want these instances cited unless individual assistance is available. ; FEMA Post Disaster Inspection report was provided.

700055036	XXXXX	XXXXX		XXXXX	XXXXX	Credit	1	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The subject is a XXX. Master Policy has not been provided.	Rescinded				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/19/2025	08/20/2025	No	No				QM: Safe Harbor APOR (APOR SH)	; Pushed back to XXX. Detached XXX with coverage personally. ;	Rescinded - detached XXX does not require master policy.; HO-6 Master Insurance Policy is fully present
700055042	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee and increase from XXX to XXX for the Flood Certification Fee. The appraisal fee increased on the XX/XX/XXXX LE but the Appraisal was ordered and paid for on XX/XX/XXXX therefore it was not disclosed timely. The COC did not provide a valid reason for the addition of a flood cert fee
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/03/2025	09/10/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; ; ; Document Uploaded. ; Documentation received, XXX to review.; ; ; Document Uploaded. ; Documentation received, XXX to review.;	Cure package provided to the borrower; Exception downgraded to a 2/B; Provide copy of check provided to the borrower to downgrade; Provide copy of check provided to the borrower to downgrade
700055042	XXXXX			XXXXX	XXXXX	Compliance	1	TRID: Missing Closing Disclosure
TRID: Missing Final Closing Disclosure The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX after consummation. If a CD was provided at consummation, provide for testing.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/03/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Documentation received, XXX to review.; Document Uploaded. ;	TRID: Final Closing Disclosure Provided
700055044	XXXXX			XXXXX	XXXXX	Property	1	Property/Appraisal General	Property/Appraisal guideline violation: AVM was performed by XXX. XXX CES v12 requires an AVM be performed by XXX or XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/10/2025	09/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	XXX provided ; Property/Appraisal Meets Guidelines
700055046	XXXXX			XXXXX	XXXXX	Compliance	1	Final CD: Estimated Taxes, Insurance, & Assessments "In escrow? is incomplete or inaccurate "		Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/24/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;
Cure package provided to the borrower; exception downgraded to a 2/B; Page XXX and Page XXX of the Final CD indicate there is an escrow account even though the subject lien is a 2nd lien. An updated First Payment Letter, PCCD and LOE are required to Cure.

700055050	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the appraisal fee on CD XX/XX/XXXX. COC in file dated XX/XX/XXXX and XX/XX/XXXX do not reference the increase in the appraisal fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/02/2025	09/12/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. Please see attached PCCD cure docs.;	Cure package provided to the borrower; exception downgraded to a 2/B
700055052	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing from the file. Please provide evidence the consumer received the ABD.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/29/2025	09/04/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.;	Required Affiliated Business Disclosure Documentation Provided
700055054	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 2 Award Letter Missing	Borrower 2 Award Letter Missing Missing Award letter for XXX benefits of XXX monthly.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/29/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Borrower 2 Award Letter Provided or Not Applicable (Number of Borrowers equals XXX)
700055054	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. ( §1024.2(b)]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/29/2025	09/07/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	PCCD and FSS provided with updated recording fees provided; exception resolved; PCCD and FSS provided with updated recording fees provided; exception resolved
700055056	XXXXX			XXXXX	XXXXX	Credit	1	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX The preliminary title report reflects $XXX. Final title policy not found in the loan file.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/08/2025	10/15/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien $XXX; Final title policy received.
700055060	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing executed HELOC closure letter for XXX acct #XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/06/2025	10/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. see last page;	Property Title Issue Resolved
700055060	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/07/2025	10/24/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; ; Condition updated XXX ; Document Uploaded. ; Documentation received, XXX to review.; ; ;
Cure package provided to the borrower; exception downgraded to a 2/B; The COC provided did not give a valid reason for the fee to be added. ; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the credit report fee without a valid COC.

700055062	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated XX/XX/XXXX, however missing proof of e-consent dated XX/XX/XXXX or before.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/03/2025	09/07/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055068	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal fee and also increase from XXX to XXX for the Credit Report fee on the initial CD dated XX/XX/XXXX. COC dated XX/XX/XXXX did not detail a valid reason for the fee increases (clericial is an invalid reason). Please provide a valid COC or cure package.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/08/2025	09/24/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; ; Document Uploaded. ; Documentation received, XXX to review.; ; ; Document Uploaded. ; Documentation received, XXX to review.; ; Condition updated XXX ; Document Uploaded. ; Documentation received, XXX to review.; Condition updated - cure remains. ; Please review- the credit report fee was re-disclosed at XXX - clerical error being this was entered as XXX vs XXX and final CD shows the fee of XXX which was a decrease. please confirm a cure is not needed for this portion. ; ;

Cure package provided to the borrower; Exception downgraded to a 2/B; Cure package is missing proof of delivery, will downgraded upon receipt; This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Cure package did not contain a copy of the check and proof of delivery; Will downgrade upon receipt of those items; Under( § XXX(e)(XXX)(iii) & XXX(e)(XXX)(iv)) Generally, if the charge paid by or imposed on the consumer exceeds the amount originally disclosed on the Loan Estimate, it is not in good faith, regardless of whether the creditor later discovers a technical error, miscalculation, or underestimation of a charge. A disclosure on the Loan Estimate is considered to be in good faith if the creditor charges the consumer less than the amount disclosed on the Loan Estimate, without regard to any tolerance limitations. Creditors may only use revised or corrected loan estimates when specific requirements are met. Creditors may not issue revisions to loan estimates because they later discover technical errors, miscalculations, or underestimations of charges

700055068	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Cure provide evidence consumer consented to signing and receiving documents electronically for the initial e sign XX/XX/XXXX or prior.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/08/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055070	XXXXX			XXXXX	XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete The Note is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using XXX Interest.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/02/2025	10/04/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.;	The Note is Present
700055070	XXXXX			XXXXX	XXXXX	Compliance	1	CD: General Form Requirements Not Met
CD: General Form Requirements Not Met Interest type is Simple Interest, which is an ineligible product type per guidelines. The Final CD must be reissued to match the updated P&I of the recalculated Note using XXX Interest. LOE and PCCD will be required to cure.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/02/2025	10/04/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	CD: General Form Requirements Met
700055070	XXXXX			XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The Deed of Trust includes a Simple Interest Rider, and Simple Interest is an ineligible product type per guidelines. The DOT must be reissued without the Simple Interest Rider.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/02/2025	09/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	The Deed of Trust is Present and Complete
700055072	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Discount Points on the revised LE dated XX/XX/XXXX and addition of the Credit Report Fee for XXX on the initial CD dated XX/XX/XXXX without valid COC's in file. Please provide valid COC's or a cure package.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/08/2025	09/22/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. ; Documentation received in XXX review.; ; Condition updated XXX - updated cure amount to $XXX; due to the addition of the credit report fee for XXX on the initial CD dated XXX without a valid COC ; ; Document Uploaded. Loan Amount/Points Change COC; Documentation received, XXX to review.;

Cure package provided to the borrower; exception downgraded to a 2/B; Updated cure amount to $XXX; Due to the addition of the Credit Report Fee for XXX on the initial CD dated XX/XX/XXXX without a valid COC; This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

700055072	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing HELOC closure letter for XXX Acct #XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/08/2025	09/19/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Property Title Issue Resolved
700055074	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. ( §1024.2(b)]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Mortgage Recording Fee. COC in file shows "settlement charges updated" which is not a valid reason for the fee increase, therefore the COC was not accepted. A Cure of XXX was provided on the final CD which was applied to the addition of the Appraisal desk review fee for XXX without a valid COC.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/27/2025	09/12/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; ; ; Document Uploaded. ; Documentation received, XXX to review.; Updated condition stands because the file does not contain a valid COC for the increase in recording fees. The initial LE discloses XXX which then increased to XXX ; ; ; ; ; Document Uploaded. ; Documentation received, XXX to review.; ;

Cure package provided to the borrower; exception downgraded to a 2/B; Seller did not upload the documentation required to clear this condition. ; The file did not contain a valid COC for the increase in recording fees. The initial LE discloses XXX which then increased to XXX Provide a valid reason for the increase to resolve; No documentation or comments loaded; The file did not contain a valid COC for the increase in recording fees. The initial LE discloses XXX which then increased to XXX Provide a valid reason for the increase to resolve

700055074	XXXXX			XXXXX	XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of expense of XXX for taxes and insurance for XXX XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/26/2025	09/02/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; ;	Tax and Insurance provided for XXX
700055080	XXXXX			XXXXX	XXXXX	Compliance	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:[[ §1024.2(b)]] The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer XXX business days prior to consummation on XX/XX/XXXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	09/24/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; ; ; Document Uploaded. ; Documentation received, XXX to review.; ;	Initial CD with receipt date provided; Exception resolved; The file did not contain a copy of the CD sent on XX/XX/XXXX, please provide a copy of the complete CD to resolve
700055082	XXXXX			XXXXX	XXXXX	Property	1	Property/Appraisal General	Property/Appraisal guideline violation: XXX was not performed by an approved XXX vender. Per XXX Closed End guide v12 dated XX/XX/XXXX AVM must be provided by XXX or XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/02/2025	09/17/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received in XXX review.; Document Uploaded. Proof the attached came from XXX. ; Condition updated XXX ; Document Uploaded. ; Documentation received, XXX to review.; ; ;	XXX AVM accepted by client ; Property/Appraisal Meets Guidelines; XXX is not an approved vendor, the XXX for this product stands for XXX
700055082	XXXXX			XXXXX	XXXXX	Compliance	2	Final CD: Non-Escrowed Property Costs over Year XXX calculation is inaccurate	The final CD did not have any non escrowed estimated property cost over year XXX Cure package requires: PCCD and LOE	Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/02/2025	09/17/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700055086	XXXXX			XXXXX	XXXXX	Credit	1	Hazard Insurance Effective Date is after the Disbursement Date
Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. There are XXX policies. One is effective on XXX; the other is effective on XXX, after the FCD disbursement date of XXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/12/2025	09/19/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; ; Documentation and Comment received in XXX review.; Document Uploaded. this is a refinance, policy effective date will not change, current and renewal were attached, please waive this condition- thanks ;
																																		Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.; HOI was a renewal
700055088	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The file contains a full WVOE dated XXX. The Note date is XXX. No VVOE dated within XXX days of the Note has been provided.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/10/2025	09/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ;	Borrower 1 3rd Party VOE Prior to Close Was Provided; Document Uploaded.
700055096	XXXXX			XXXXX	XXXXX	Compliance	2	Final CD: Non-Escrowed Property Costs over Year XXX calculation is inaccurate	The non escrowed property costs over XXX year total was missing from page XXX Cure package required PCCD and LOE	Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/15/2025	09/18/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700055098	XXXXX			XXXXX	XXXXX	Credit	1	The Deed of Trust is Missing	The Deed of Trust is Missing Missing the Deed of Trust.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/19/2025	09/25/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document received, in XXX review.; ; ;	Deed of Trust was provided, exception resolved. ; The Deed of Trust is Present
700055100	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing required HELOC closure letter for XXX acct#XXX-XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/04/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. Please see attached close out letter.;	Property Title Issue Resolved
700055102	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the required disclosure.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/27/2025	09/04/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055104	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to $XXX for the application Fee. The initial change occurred on CD issued XX/XX/XXXX without a valid COC. Although a COC was issued on XX/XX/XXXX, a valid reason for the change was not given.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/17/2025	10/01/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. Cure Check and Fedex to be shipped out tomorrow; Documentation received, XXX to review.; ; Document Uploaded. ; Documentation received, XXX to review.;	Cure package provided tot he borrower; Exception downgraded to a 2/B; Missing copy of check and proof of delivery required to downgrade
700055112	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/04/2025	09/11/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055114	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide eConsent dated on or before XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/26/2025	10/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review; Document Uploaded. ;	Evidence of eConsent is provided.
700055116	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed Personal tax returns were not signed, and transcripts were not provided	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/03/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Borrower 1 Tax Returns Are Signed
700055118	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Cure provide evidence consumer consented to signing and receiving documents electronically.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. See attached econsent audit log.; ;	Evidence of eConsent is provided.
700055122	XXXXX			XXXXX	XXXXX	Compliance	2	Final CD: Non-Escrowed Property Costs over Year XXX calculation is inaccurate	Final CD did not contain a value for non escrowed property cost over one year; Cure required PCCD and LOE	Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/12/2025	09/22/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Cure package provided to the borrower; Exception downgraded to a 2/B
700055124	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Attorney Document Preparation Fee. The COC in file has a date of XX/XX/XXXX but the fee was added on the XX/XX/XXXX LE
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/03/2025	09/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; ; Condition Updated; Document Uploaded. ; Documentation received, XXX to review.;	Valid COC provided; Exception resolved; COC provided was dated XX/XX/XXXX and did not contain a valid reason for the addition of the fee; In addition, the fee was added on the LE dated XX/XX/XXXX
700055124	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue
Property Title Issue Title commitment Schedule C item #XXX judgement filed by XXX Bank on XX/XX/XXXX was not paid off. The final CD does not reflect account was paid off at closing. Please provide verification judgement was paid.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/03/2025	09/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Property Title Issue Resolved
700055124	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX. has affiliates. Provide the Affiliated Business disclosure dated within XXX days of application XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/03/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.;	Required Affiliated Business Disclosure Documentation Provided
700055126	XXXXX			XXXXX	XXXXX	Compliance	1	CD: General Form Requirements Not Met
CD: General Form Requirements Not Met Interest type is Simple Interest, which is an ineligible product type per guidelines. The Final CD must be reissued to match the updated P&I of the recalculated Note using XXX Interest. LOE and PCCD will be required to cure.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	10/13/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. Please see attached PCCD and FPL along with LOX.;	Cure package provided to the borrower; exception downgraded to 2/B.; CD: General Form Requirements Met
700055126	XXXXX			XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The Deed of Trust includes a Simple Interest Rider, and Simple Interest is an ineligible product type per guidelines. The DOT must be reissued without the Simple Interest Rider.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	10/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. Please see attached correction mortgage with simple interest Rider removed and letter of intent.;	Corrected Deed of Trust received. ; The Deed of Trust is Present and Complete
700055126	XXXXX			XXXXX	XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete The Note is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using XXX Interest.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	10/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. Please see attached revised note with XXX interest. Will provide tracking when revised note is sent.;	Corrected Note received. ; The Note is Present
700055128	XXXXX			XXXXX	XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% The Lender calculated the subject PITIA as XXX which included a first lien P&I payment of XXX second lien P&I payment of XXX hazard insurance of XXX property taxes of XXX and HOA dues of $XXX. However, the tax certificate provided in the file indicated a higher tax expense of $XXX. Using increased PITIA payment of XXX increased the DTI from XXX% to XXX% exceeding the maximum allowable DTI of XXX% per XXX CES Program Eligibility Guide v12.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	09/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. updated pay stub/commission, 1003 & XXX upld; ; ; ; ;	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%
700055128	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing signed HELOC closure letter requesting to suspend and close the existing home equity line of credit with XXX #XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	09/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received in XXX review.; Document Uploaded. close out letter upld;	HELOC closure letter provided, exception resolved. ; Property Title Issue Resolved
700055136	XXXXX			XXXXX	XXXXX	Credit	1	XXX Rider is Missing	XXX Rider is Missing Provide XXX Rider	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/26/2025	10/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	The XXX Rider is Present or is Not Applicable (Property Type is XXX)
700055138	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Points/Loan Discount Fee. The COC did not contain a reason for the increase in discount points. The lock document shows an increase in DTI added an additional XXX% as of XX/XX/XXXX but was not disclosed until the XX/XX/XXXX CD which is not considered timely
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/19/2025	10/20/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. ; Documentation received, XXX to review.; ; ; Document Uploaded. ; Documentation received, XXX to review.; ; Document Uploaded. a COC was done on XXX see attached electronic tracking, if this is not sufficient please clarify exactly how to solve- thanks ; Documentation and comment received, XXX to review.; ; Document Uploaded. ; Documentation received, XXX to review.;

Cure package provided to the borrower; exception downgraded to a 2/B; The cure package was missing a copy of the check; Provide the copy of the check in order to downgrade; The documentation provided does not give a valid reason for the fee to increase on the CD dated XX/XX/XXXX. Documentation of COC provided has been in reference to the disclosure dated XX/XX/XXXX but the COC for XX/XX/XXXX was still not the CD and receipt for that have already been provided; The XX/XX/XXXX LE was already provided in file, The points increased again on the CD dated XX/XX/XXXX without a valid COC

700055138	XXXXX			XXXXX	XXXXX	Credit	1	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of XXX is insufficient, not meeting the required coverage amount of ($XXX). Missing insurer estimate of replacement cost.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/18/2025	09/26/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. Agents policy is nopt to provide RCE to 3rd parties but policy has XXX% replacement cost;	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount
700055140	XXXXX			XXXXX	XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	MISSING MORTGAGE Statement or copy of note for existing 1st, to confirm taxes and insurance are included in the monthly payment.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	10/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Supplement provided, confirms PITIA
700055140	XXXXX			XXXXX	XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% MISSING MORTGAGE Statement or copy of note for existing 1st, to confirm taxes and insurance are included in the monthly payment.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	10/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%
700055140	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing documentation verifying the results of the additional liens on the preliminary title report.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	09/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. UCC terminations; Documentation received, XXX to review.; ;	Property Title Issue Resolved
700055140	XXXXX			XXXXX	XXXXX	Compliance	2	Final CD: Non-Escrowed Property Costs over Year XXX calculation is inaccurate	Missing the total amount for non escrowed property costs on page XXX of the CD; Cure package requires PCCD and LOE	Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/17/2025	10/08/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Cure package provided to the borrower; exception downgraded to a 2/B
700055142	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The earliest econsent in file is XX/XX/XXXX but the first electronically signed disclosure was XX/XX/XXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/04/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055142	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That In Total Cannot Increase More Than XXX% Test
The application date was XX/XX/XXXX but the first LE & SSPL in file is dated XX/XX/XXXX This loan failed the charges that in total cannot increase more than XXX% test. ( §1024.2(b)]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/04/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved
700055142	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
The application date was XX/XX/XXXX but the first LE in file is dated XX/XX/XXXX This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1024.2(b) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/04/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved
700055142	XXXXX			XXXXX	XXXXX	Compliance	1	RESPA Homeownership Counseling Organizations Disclosure Date Test
The application date was XX/XX/XXXX but the HOC in file is dated XX/XX/XXXX This loan failed the homeownership counseling organizations disclosure date test due to the following findings: [[(XXX CFR §1024.20(a) he loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan Originator's application date (or the date creditor received application if loan Originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date ot later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(XXX he website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(XXX ata made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data his calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan ##_XXX_## receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/04/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.;	HOC list provided; Exception resolved; HOC list provided; Exception resolved
700055142	XXXXX			XXXXX	XXXXX	Compliance	1	Initial Loan Estimate Delivery Date Test (from application)
The application date was XX/XX/XXXX but the first LE in file is dated XX/XX/XXXX This loan failed the initial loan estimate delivery date test (from application) due to one of the following: [[##XXX##]] The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application herefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(a)(XXX) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/04/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved
700055142	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the privacy notice disclosure, XXX. has affiliates. Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/04/2025	09/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055144	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The Blend document in file shows the econsent is still pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	09/15/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Evidence of eConsent is provided.
700055146	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing documentation showing the termination of UCC1 for existing lien with XXX on preliminary title report.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2025	09/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Property Title Issue Resolved
700055146	XXXXX			XXXXX	XXXXX	Compliance	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: [[##XXX##]] The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date he creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version XXX business days after the creditor delivers or places such version in the mail. The revised LE receipt date is XX/XX/XXXX which is not XXX days or more prior to consummation. Cure by showing the consumer received the disclosure XXX business days prior to consummation XX/XX/XXXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2025	09/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Revised LE receipt date provided; Exception resolved; Revised LE receipt date provided; Exception resolved
700055150	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the appraisal fee
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/12/2025	09/22/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. refund check to borrower; Documentation received, XXX to review.; Condition updated XXX - need copy of refund check ; Document Uploaded. ; Documentation received, XXX to review. ; ;
																																		Cure package provided to the borrower; exception downgraded to a 2/B; Provide a copy of the refund check; will downgraded upon receipt
700055152	XXXXX			XXXXX	XXXXX	Credit	1	Hazard Insurance Policy is Partial
Hazard Insurance Policy Partially Provided Certificate of Insurance for Binder reflects an estimated premium of XXX which is $XXX/mth for hazard insurance, however, the XXX reflects a monthly payment of $XXX. Loan file is missing documentation to support this monthly payment.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/23/2025	10/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Document Uploaded. ; Documentation received, XXX to review.; ;	Hazard Insurance Policy is fully present
700055154	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The defect can be cured by providing the e-consent dated on or prior to the earliest electronic signature date XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/25/2025	10/02/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055156	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the credit report fee for XXX and the increase from XXX to XXX for the Appraisal Fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/26/2025	10/08/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; ; ; ; Document Uploaded. ; Documentation received, XXX to review.; ;
Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided was missing a copy of the check. will downgrade upon receipt of the check; ; Cure package provided was missing a copy of the check. will downgrade upon receipt of the check

700055160	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to addition of the Credit Report fee
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/12/2025	09/23/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received in XXX review.; Document Uploaded. ;	Cure package provided to the borrower; Exception downgraded to a 2/B; Cure package provided to the borrower; Exception downgraded to a 2/B
700055162	XXXXX			XXXXX	XXXXX	Compliance	1	CD: General Form Requirements Not Met
CD: General Form Requirements Not Met Interest type is Simple Interest, which is an ineligible product type per guidelines. The Final CD must be reissued to match the updated P&I of the recalculated Note using XXX Interest. LOE and PCCD will be required to cure.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	10/14/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. PCCD Documents and Corrected First Payment Letter;	LOE, PCCD, and updated First Payment letter provided. ; CD: General Form Requirements Met
700055162	XXXXX			XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The Deed of Trust includes a Simple Interest Rider, and Simple Interest is an ineligible product type per guidelines. The DOT must be reissued without the Simple Interest Rider.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. Intent to proceed and Mortgage; ;	Due to the presence of simple interest, the DOT and Note were recalculated and updated to reflect XXX interest. ; The Deed of Trust is Present and Complete
700055162	XXXXX			XXXXX	XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete The Note is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using XXX Interest.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Note received, in XXX review.; Document Uploaded. ;	Due to the presence of simple interest, the DOT and Note were recalculated and updated to reflect XXX interest. ; The Note is Present
700055162	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing signed HELOC closure letter requesting to suspend and close the existing home equity line of credit with XXX #XXX-XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	10/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Property Title Issue Resolved; HELOC payoff closure letter received
700055164	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Provide evidence consumer consented to signing and receiving documents electronically. The blend document in file shows pending electronic consent	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/01/2025	10/07/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; Condition updated XXX ; Documentation received, XXX to review.; Document Uploaded. see page XXX; ;	Evidence of eConsent is provided.; The documentation provided shows the electronic consent is still pending
700055168	XXXXX			XXXXX	XXXXX	Compliance	2	Final CD: Non-Escrowed Property Costs over Year XXX calculation is inaccurate	The final CD did not contain a value in the non escrowed property costs over a year. Cure package requires a PCCD and LOE	Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/12/2025	09/22/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B
700055170	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing
The eSigned consent disclosure is missing. Please provide the eSigned documents consent dated on or prior to application date of XX/XX/XXXX. The Econsent in file was accepted XX/XX/XXXX but the first disclosure was esigned on XX/XX/XXXX
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received in XXX review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055172	XXXXX			XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The Deed of Trust includes a Simple Interest Rider, and Simple Interest is an ineligible product type per guidelines. The DOT must be reissued without the Simple Interest Rider.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	10/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; ; Document Uploaded. ; Documentation received, XXX to review.; Please advise if you will accept a XXX Affidavit in lieu of a corrective mortgage. I call the county and they advised a XXX Affidavit is acceptable;
																																		Corrected Mortgage received removing Simple Interest Rider. ; The Deed of Trust is Present and Complete; ;
700055172	XXXXX			XXXXX	XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete The Note is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using XXX Interest.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	10/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Corrected note received showing simple interest changed to XXX. ; The Note is Present
700055172	XXXXX			XXXXX	XXXXX	Compliance	1	CD: General Form Requirements Not Met
CD: General Form Requirements Not Met Interest type is Simple Interest, which is an ineligible product type per guidelines. The Final CD must be reissued to match the updated P&I of the recalculated Note using XXX Interest. LOE and PCCD will be required to cure.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/12/2025	10/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; Document Uploaded. ; ; ;	CD: General Form Requirements Met
700055172	XXXXX			XXXXX	XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The borrower owns a 2nd home. The file is missing evidence of the hazard insurance premium and any HOA dues owed on this property.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	09/19/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	proof of PITIA provided
700055174	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Cure provide evidence consumer consented to signing and receiving documents electronically.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	09/16/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055178	XXXXX			XXXXX	XXXXX	Property	1	Property/Appraisal General
Property/Appraisal guideline violation: The lender's value of XXX is not supported by documentation contained in the loan file. The AVM dated XX/XX/XXXX has a value of XXX Please provide documentation to support the value of XXX
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/29/2025	09/29/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	;	Property/Appraisal Meets Guidelines
700055180	XXXXX			XXXXX	XXXXX	Compliance	2	Final CD: Non-Escrowed Property Costs over Year XXX calculation is inaccurate	Non Escrowed estimated property costs over XXX year did not contain a dollar amount. Cure required; Cure package should include PCCD and LOE	Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/02/2025	10/06/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. pccd docs upld;	Cure package provided to the borrower; exception downgraded to a 2/B
700055182	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Flood Certification Fee on the revised LE dated XX/XX/XXXX. COC in file does not detail a valid reason for the fee addition. Please provide a valid COC or cure package.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/22/2025	10/14/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; ; ; Document Uploaded. ; Documentation received, XXX to review.;	Cure package provided to the borrower; exception downgraded to a 2/B; COC provide does not contain a valid reason for the addition of the flood cert fee
700055184	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Online print out of XXX. does not list borrower as owner.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	10/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Comment received, XXX to review.; Borrower is not an owner. He is a Sch C employee who receives a XXX ;	Borrower 1 3rd Party VOE Prior to Close Was Provided
700055184	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation Required - Provide documentation confirming borrower's consent to esigned documents prior to signing initial disclosures on XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/24/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055190	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing
The eSigned consent disclosure is missing. The eSigned documents consent is missing. The blend document shows electronic consent is pending and the earliest disclosure tracking shows consent as of XX/XX/XXXX, however the earliest signed document is esigned XX/XX/XXXX
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/01/2025	10/08/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055194	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue
Property Title Issue Missing documentation to support the removal of two existing liens on title for XXX dated XX/XX/XXXX and XX/XX/XXXX. Documentation reflects liens will be subordinated which is not permitted for XXX Closed End Second program version XX/XX/XXXX
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/09/2025	10/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Documentation received, XXX to review; Document Uploaded. ; ; ;
Confirmation provided by title company that solar panel liens with be subordinate to XXX closed end second ; Property Title Issue Resolved; Property Title Issue Missing the subordination agreement for two existing liens on title for XXX dated XX/XX/XXXX and XX/XX/XXXX. Documentation reflects liens will be subordinated.; Property Title Issue Resolved; Property Title Issue Missing the subordination agreement for two existing liens on title for XXX dated XX/XX/XXXX and XX/XX/XXXX. Documentation reflects liens will be subordinated.

700055194	XXXXX			XXXXX	XXXXX	Credit	1	Missing legal documents for senior or subordinate lien	Missing solar agreement for subordinating solar lien from XXX. Agreement to include amount of subordinating lien as well as monthly payment amount to accurately calculate DTI and CLTV for loan.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/20/2025	10/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Solar Contract provided with payment and contract price.
700055194	XXXXX			XXXXX	XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete
Missing XX/XX/XXXX payment for XXX acct #XXX, that is being excluded. The most recent XXX month's canceled checks or bank Statements from the other party making the payments must be provided. Documentation in the file supports XXX payments.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/09/2025	10/20/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review. ; Document Uploaded. ; ;
700055202	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 1 Award Letter Missing	Borrower 1 Award Letter Missing We are missing verification of XXX income for both borrower's.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/06/2025	10/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review. ; Document Uploaded. ; ; ;	Borrower 1 Award Letter Provided
700055202	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the credit report and appraisal fee without a valid COC. The AVM and PCI were ordered on XX/XX/XXXX & XX/XX/XXXX but not disclosed until the XX/XX/XXXX disclosure. The cure of XXX was already applied leaving a cure required of XXX
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/07/2025	10/30/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review ;	Cure package provided to the borrower; exception downgraded to a 2/B
700055202	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 2 Award Letter Missing	Borrower 2 Award Letter Missing We are missing verification of XXX income for both borrower's.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/06/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review. ; Document Uploaded. ; ; ; ; ;	Borrower 2 Award Letter Provided or Not Applicable (Number of Borrowers equals XXX)
700055204	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation is due to the increase in Discount Points. The file contains an exception and indicates a lock extension but no disclosure was provided within XXX days of these.
										Cured				XX/XX/XXXX		XXX	Refinance	Second Home		B	B	B	B	B	09/09/2025	09/22/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
NA; Document Uploaded. ; Document Uploaded. Documentation received, XXX to review.; Please see updated condition. Need reason for the discount points increase. ; Document Uploaded. ; Documentation received in XXX review.; Please send over the lock extension/pricing with the XX/XX/XXXX CD to justify the increase in discount points. The rate per the LE expired on XX/XX/XXXX, we just need the updated pricing associated with the extension. ;

This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Cure package provided to the borrower; exception downgraded to a 2/B; Provide clarification, the COC indicates the discount points increased but doesnt State a reason

700055206	XXXXX			XXXXX	XXXXX	Compliance	2	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/22/2025	09/23/2025	No	No				QM: Safe Harbor APOR (APOR SH)		Client accepts and acknowledges EV2/B finding. Per client request, waive for B grade.
700055208	XXXXX			XXXXX	XXXXX	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
Property Inspection Provided.; Property located in FEMA Declared Disaster Area with no subsequent property Inspection. AVM contained in loan file is dated XX/XX/XXXX and disaster with Individual Assistance was declared XX/XX/XXXX.

700055208	XXXXX			XXXXX	XXXXX	Property	1	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. ; Documentation received, XXX to review.; Please see updated condition. Need PCI or PDI after XX/XX/XXXX. ; Documentation received in XXX review.; Document Uploaded. ; Seller to provide post disaster report.

FEMA Post Disaster Inspection report was provided.; Received a property condition report dated XX/XX/XXXX.. Disaster occurred on XX/XX/XXXX. Need report completed after disaster date ; The subject property is a FEMA disaster case; however, the inspection report was not provided. AVM contained in loan file is dated XX/XX/XXXX and disaster with Individual Assistance was declared XX/XX/XXXX.

700055210	XXXXX			XXXXX	XXXXX	Property	1	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/24/2025	10/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)		FEMA Post Disaster Inspection report was provided.; Property located in FEMA XXX-DR Declared Disaster Area with no subsequent property Inspection.
700055210	XXXXX			XXXXX	XXXXX	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/24/2025	10/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Property Inspection Provided.; Property located in FEMA XXX-DR Declared Disaster Area with no subsequent property Inspection.
700055214	XXXXX			XXXXX	XXXXX	Credit	1	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of XXX is insufficient, not meeting the required coverage amount of ($XXX). Missing insurer estimate of replacement cost	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	09/25/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received in XXX review.; Document Uploaded. ;
Subject is located in XXX which prohibits requiring additional coverage above the policy limits. Coverage is sufficient, exception resolved. ; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount

700055216	XXXXX			XXXXX	XXXXX	Credit	1	The Total Hazard Coverage is LESS than the Required Coverage Amount
The hazard insurance dwelling coverage of XXX is insufficient, not meeting the required coverage amount of ($XXX). Hazard insurance dwelling coverage of XXX is less than the 1st lien loan amount of XXX and subject lien amount of XXX for total coverage of XXX Insurance policy reflects "extended replacement cost on dwelling", however a value amount was not provided and an RCE was not located in the file.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/09/2025	09/18/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received in XXX review.; Document Uploaded. ;	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount
700055220	XXXXX			XXXXX	XXXXX	Credit	1	Borrower Non-US Citizen Identification Document Missing	Non US Citizen Borrower is missing Identification Document. Missing Perm Resident Alien card	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/25/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Borrower Identification Document provided.
700055226	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing required HELOC closure letter for XXX Bank account #XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/09/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received in XXX review.; Document Uploaded. ;	Lien release for XXX HELOC provided, exception resolved. ; Property Title Issue Resolved
700055232	XXXXX			XXXXX	XXXXX	Compliance	1	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z hile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in ##XXX## some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/09/2025	09/16/2025	No	Yes				QM: Higher Priced APOR (APOR HP)		Meets XXX's CES requirements. Condition provided for information only. Resolved.
700055256	XXXXX			XXXXX	XXXXX	Compliance	2	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation Required: Missing the ABD	Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/19/2025	09/24/2025	No	No				QM: Safe Harbor APOR (APOR SH)		Client accepts and acknowledges EV2/B finding.
700055258	XXXXX			XXXXX	XXXXX	Compliance	2	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.
										Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/15/2025	09/17/2025	No	No				QM: Safe Harbor APOR (APOR SH)	;	Client accepts and acknowledges EV2/B finding. Per client request, waive for B grade.
700055260	XXXXX			XXXXX	XXXXX	Compliance	2	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/19/2025	09/22/2025	No	No				QM: Safe Harbor APOR (APOR SH)		Client accepts and acknowledges EV2/B finding. Per client request, waive for B grade.
700055264	XXXXX			XXXXX	XXXXX	Credit	1	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Missing master insurance policy.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/11/2025	09/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received in XXX review.; Document Uploaded. ; Seller to provide master insurance policy ;	HO-6 Master Insurance Policy is fully present
700055268	XXXXX			XXXXX	XXXXX	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/25/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	PDI provided, exception resolved. ; Property Inspection Provided.
700055268	XXXXX			XXXXX	XXXXX	Property	1	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/25/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)		FEMA Post Disaster Inspection report was provided.
700055278	XXXXX			XXXXX	XXXXX	Compliance	1	NC Rate Spread Home Loan Test
This loan failed the XXX rate spread home loan test. (XXX GS §XXX-11F(a)(XXX) he loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report hile the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. REquirements met
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/15/2025	09/17/2025	No	Yes				QM: Higher Priced APOR (APOR HP)	;	Information only.
700055282	XXXXX			XXXXX	XXXXX	Property	1	FEMA Post Disaster Inspection Report not Provided
The subject property is a FEMA disaster case; however, the inspection report was not provided. Disaster Area XXX - XXX Wildfires and Straight-line Winds declared XX/XX/XXXX with Individual Assistance available in XXX. The secondary valuation is dated XX/XX/XXXX. Missing PDI.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	;	PDI provided, no property damage. Exception resolved. ; FEMA Post Disaster Inspection report was provided.
700055282	XXXXX			XXXXX	XXXXX	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Disaster Area XXX - XXX Wildfires and Straight-line Winds declared XX/XX/XXXX with Individual Assistance available in XXX. The secondary valuation is dated XX/XX/XXXX. Missing PDI.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	PDI provided, no property damage. Exception resolved. ; Property Inspection Provided.
700055286	XXXXX			XXXXX	XXXXX	Property	1	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	;
PDI provided, no property damage. Exception resolved. ; FEMA Post Disaster Inspection report was provided.; FEMA disaster with individual assistance declared XX/XX/XXXX after the appraisal date of XX/XX/XXXX. Missing PDI.

700055286	XXXXX			XXXXX	XXXXX	Property	1	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/17/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	PDI provided, no property damage. Exception resolved. ; Property Inspection Provided.; FEMA disaster with individual assistance declared XX/XX/XXXX after the appraisal date of XX/XX/XXXX. Missing PDI.
700055288	XXXXX			XXXXX	XXXXX	Compliance	2	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice Disclosure, XXX has affiliates. provide the Affiliated Business Disclosure dated within XXX business days of application XX/XX/XXXX.
										Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/11/2025	09/17/2025	No	No				QM: Safe Harbor APOR (APOR SH)		Client accepts and acknowledges EV2/B finding. Per client request, waive for B grade.
700055294	XXXXX			XXXXX	XXXXX	Compliance	2	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Client accepts and acknowledges EV2/B finding. Per client request, waive for B grade.	Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/15/2025	09/22/2025	No	No				QM: Safe Harbor APOR (APOR SH)
700055298	XXXXX			XXXXX	XXXXX	Property	1	Property/Appraisal General
Property/Appraisal guideline violation: According to the appraiser, the subject property is located on a XXX-acre lot within an established residential subdivision surrounded by other residential properties, with the neighborhood characterized as rural and composed of XXX% residential, XXX% commercial, and XXX% vacant and agricultural land. However, the hazard insurance policy, labels property as “XXX” and includes coverage for farm machinery, as well as a “XXX”. The Farm Residence designation, along with farm related coverages, suggests the property’s primary use may involve farming, despite the appraisal confirming the highest and best use as residential. The farm machinery may indicate incidental use, but the farm residence labels and farm special insurance features necessitate clarification from the borrower or insurer to confirm the absence of significant income-producing agricultural activity.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/23/2025	10/09/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Property/Appraisal Meets Guidelines
700055304	XXXXX			XXXXX	XXXXX	Property	2	Property/Appraisal General
Property/Appraisal guideline violation: The Automated Valuation Model (AVM) for the subject property has returned a medium confidence score of XXX% with an FSD of XXX which triggers a requirement for additional support when the score is XXX or below. Please provide a XXX Desktop Appraisal, Exterior-only appraisal (Form XXX), or Full interior/exterior appraisal (Form XXX) as required per XXX CES Program Eligibility Guide v12.
										Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/17/2025	09/23/2025	No	No				QM: Safe Harbor APOR (APOR SH)	; ; ; Documentation received, XXX to review.; Document Uploaded. FILE WAS ORIGINALLY LOCKED WITH XXX AND UNDERWRITTEN TO THEIR GUIDELINES. EXCEPTION REQUESTED PLEASE;
Waived per client request via email. Client accepts risk for B grade and acknowledges the following XXX XXX compensating factors for this purpose: XXX) ##XXX##/##XXX## XXX) XXX FICO XXX) borrower has been in same line of work XXX years. ; Audit cannot issue an exception. Please upload a lender exception.

700055304	XXXXX			XXXXX	XXXXX	Credit	1	Missing Letter of Explanation (Credit)
The Borrowers’ credit report shows multiple recent credit inquiries from XXX and XXX, which according to the letter of explanation from the Borrower in the file, resulted from shopping for a new vehicle for their business use, with the purchase intended as a business expense and credit obtained solely in the business’s name. However, the loan file does not include any supporting documentation, such as the business financing Statement, the vehicle purchase invoice, or a Lender confirmation letter verifying that the credit is exclusively for business purposes. Without this evidence, it cannot be determined if new debt is in fact tied to their business and does not affect the Borrowers’ qualifying DTI.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/15/2025	09/23/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. PLEASE SEE CREDIT REPORT WITH NEW XXX; ;
Credit supplement was updated and reflects comments that the XXX inquiry did not result in a new account. The other inquiry resulted in a new loan which is already reflected on the credit report and included in the DTI. Exception resolved.

700055310	XXXXX			XXXXX	XXXXX	Compliance	2	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/22/2025	09/23/2025	No	No				QM: Safe Harbor APOR (APOR SH)		Client accepts and acknowledges EV2/B finding. Per client request, waive for B grade.
700055324	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Electronic recording service fee, an increase from XXX to XXX for the Closing Protection Letter fee, an increase from XXX to XXX for the Title Tax Certification fee which are paid to an affiliate. A cure amount was provided however it is insufficient.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/16/2025	09/23/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; ; Document Uploaded. ; Documentation received in XXX review.; Fees paid to an affiliate are tested to XXX% testing. XXX Good faith requirement for required services chosen by the consumer. If a service is required by the creditor, the creditor permits the consumer to shop for that service consistent with § XXX(e)(XXX)(vi)(A), the creditor provides the list required under § XXX(e)(XXX)(vi)(C), and the consumer chooses a service provider that is not on that list to perform that service, then the actual amounts of such fees need not be compared to the original estimates for such fees to perform the good faith analysis required under § XXX(e)(XXX)(i) or (ii). Differences between the amounts of such charges disclosed under § XXX(e)(XXX)(i) and the amounts of such charges paid by or imposed on the consumer do not constitute a lack of good faith, so long as the original estimated charge, or lack of an estimated charge for a particular service, was based on the best information reasonably available to the creditor at the time the disclosure was provided. For example, if the consumer informs the creditor that the consumer will choose a settlement agent not identified by the creditor on the written list provided under § XXX(e)(XXX)(vi)(C), and the creditor discloses an unreasonably low estimated settlement agent fee of XXX when the average prices for settlement agent fees in that area are XXX then the under-disclosure does not comply with § XXX(e)(XXX)(iii) and good faith is determined under § XXX(e)(XXX)(i). If the creditor permits the consumer to shop consistent with § XXX(e)(XXX)(vi)(A) but fails to provide the written list required under § XXX(e)(XXX)(vi)(C), good faith is determined under § XXX(e)(XXX)(ii) instead of § XXX(e)(XXX)(iii) unless the settlement service provider is the creditor or an affiliate of the creditor in which case good faith is determined under § XXX(e)(XXX)(i). As noted in comment XXX(e)(XXX)(vi)-XXX whether the creditor permits the consumer to shop consistent with § XXX(e)(XXX)(vi)(A) is determined based on all the relevant facts and circumstances. ; Please see updated condition. ; Document Uploaded. ; Documentation received, XXX to review.;
																																		Cure package provided to the borrower; exception downgraded to a 2/B; The Title fees were paid to an affiliate and therefore calculated using a XXX% tolerance instead of a XXX% tolerance
700055326	XXXXX			XXXXX	XXXXX	Compliance	1	Initial Closing Disclosure Delivery Date Test
Documentation required; the file is missing evidence that the borrower received or acknowledged receipt of an initial CD at least XXX business days prior to consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:[[##XXX##]] The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/19/2025	09/24/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)
; ; ; Document Uploaded. ; Documentation received, XXX to review.; Please see updated condition. The file did not contain a copy of the CD dated XX/XX/XXXX, please provide to resolve; Document Uploaded. PLEASE SEE LOX AND DOCUSIGN RECEPT SHOWING CD SENT XX/XX/XXXX; Documentation received, XXX to review.;
																																		Initial CD provided; Exception resolved; The file did not contain a copy of the CD dated XX/XX/XXXX, please provide to resolve
700055328	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing HELOC closure letter for XXX acct #XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/25/2025	10/07/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. HELOC close out letter upld;	HELOC closure letter for Figure lending acct #XXX received. ; Property Title Issue Resolved
700055330	XXXXX			XXXXX	XXXXX	Credit	1	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements Housing history requirement of XXX per XXX Closed End Second Program Eligibility Guide v.XXX not met. Lender only provided payment history from XX/XX/XXXX - XX/XX/XXXX (XXX months).
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/16/2025	11/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ; ; ;	Housing History Meets Guideline Requirements
700055330	XXXXX			XXXXX	XXXXX	Credit	1	Missing Letter of Explanation (Credit)	XXX program requires all inquires within XXX days of closing be addressed. Missing inquiry letter for inquiry dated XX/XX/XXXX reported on credit report dated XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/16/2025	11/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review ; Document Uploaded. ; ; ;
700055334	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing XXX requires a paystub with YTD earnings OR most recent W-2 in addition to a WVOE when overtime and bonus is used for qualification	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/06/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Documentation received, XXX to review.; Document Uploaded. ;	Borrower 1 Paystubs Provided
700055334	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the XXX for the Credit Report and increase from XXX to XXX for the Appraisal fee.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/03/2025	10/14/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B
700055334	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Prrovide evidence the consumers consented to receive documents electronically.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/03/2025	10/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Document Uploaded. ; ;	Evidence of eConsent is provided.
700055336	XXXXX			XXXXX	XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Provide proof of XXX monthly HOA fee on the subject property.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/13/2025	10/15/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	;	Proof of XXX HOA fee provided.
700055338	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the appraisal desk review and property data report. The services were ordered on XX/XX/XXXX and XX/XX/XXXX but not disclosed until XX/XX/XXXX. The transfer taxes increased on the CD dated XX/XX/XXXX without a valid COC This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/17/2025	10/23/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; ; Documentation received, XXX to review.; Document Uploaded. Refund check $XXX; Condition updated XXX ; Documentation received, XXX to review.; Document Uploaded. LOX/PCCD/Shipping label per refund check $XXX;
																																		Cure package provided to the borrower; exception downgraded to a 2/B; Cure package missing a copy of the refund check; Will downgrade upon receipt of the refund check
700055342	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Credit Report from LE XX/XX/XXXX to LE XX/XX/XXXX.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/25/2025	10/09/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX ; ; Document Uploaded. ; Documentation received, XXX to review.;	Cure package provided to the borrower; exception downgraded to 2/B; Cure package was missing the copy of the check and proof of delivery; will downgrade upon receipt
700055342	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The defect can be cured by providing the e-consent dated on or prior to the earliest electronic signature XX/XX/XXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/25/2025	10/04/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055344	XXXXX			XXXXX	XXXXX	Compliance	1	CD: General Form Requirements Not Met
CD: General Form Requirements Not Met Interest type is simple interest, which is an ineligible product type per guidelines. The final CD will need to be reissued reflecting the updated P&I amount and LOE to borrower.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/25/2025	10/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	CD: General Form Requirements Met
700055344	XXXXX			XXXXX	XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete Interest type is simple interest, which is an ineligible product type per guidelines. The Note will need to be recalculated using XXX interest.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/25/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Note is unexecuted, please upload executed copy once received.; Document Uploaded. Pending signatures;	The Note is Present
700055344	XXXXX			XXXXX	XXXXX	Credit	1	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Interest type is simple interest, the DOT will need to be re-executed without the Simple Interest Rider.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/25/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Unexecuted documents attached, please upload executed docs.; Document Uploaded. Pending signatures ;	The Deed of Trust is Present and Complete
700055344	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The HOA doc fee was increased on the revised LE without a valid COC This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/25/2025	10/22/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;
Cure package provided to the borrower; exception downgraded to a 2/B; This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

700055346	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The flood cert fee was added to the revised LE without a valid COC. The cure of XXX was already applied to the lender credit decrease and the credit report. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/25/2025	10/03/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; ; ; Document Uploaded. ; Documentation received, XXX to review.;
Cure package provided to the borrower; exception downgraded to 2/B; Cure package is missing a copy of the check; provide the check to downgrade; Cure package is missing a copy of the check; provide the check to downgrade

700055348	XXXXX			XXXXX	XXXXX	Credit	1	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX The title was dated on XX/XX/XXXX and reflected coverage amount of only XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/30/2025	11/06/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX
700055354	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Authorization to close HELOC with XXX acct #XXX was not executed by the borrower.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/03/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Property Title Issue Resolved
700055354	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The blend documents in file show the electronic consent as pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/03/2025	10/13/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055356	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Please provide Affiliated Business Disclosure	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/16/2025	10/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055358	XXXXX			XXXXX	XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete	Missing proof that a business (per XXX) pays for XXX acct #XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/23/2025	11/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;
700055360	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 2 Award Letter Missing	Borrower 2 Award Letter Missing Missing social security award letter or supporting documentation for social security income used to qualify for Borrower 2	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/02/2025	10/17/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded.	Award Letter received. ; Borrower 2 Award Letter Provided or Not Applicable (Number of Borrowers equals XXX)
700055360	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX (-$XXX cure already provided) is due to increase in the appraisal fee from XXX to XXX and the addition of a XXX Appraisal Management Fee
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/02/2025	10/17/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Valid COC and applicable LE provided; exception resolved; Valid COC and applicable LE provided; exception resolved
700055362	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee without a valid COC.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/03/2025	10/28/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; Document Uploaded. PCCD and refund to borrwoer; Documentation received, XXX to review.; ; Condition updated XXX; Document Uploaded. a cure credit was given at closing- showing on final CD; Documentation received, XXX to review.; ;
																																		Cure package provided to the borrower; exception downgraded to 2/B; The XXX was already applied to the credit report due to that being added without a valid COC
700055370	XXXXX			XXXXX	XXXXX	Credit	1	The Final 1003 is Missing	The Final 1003 is Missing Missing the Final 1003.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/31/2025	11/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	The Final 1003 is Present
700055372	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the XXX for the Appraisal and increase from XXX to XXX for the Credit Report.
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/03/2025	10/14/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; ; Document Uploaded. Refund check $XXX; Documentation received, XXX to review.; UPDATE - XXX - Cure package missing copy of check, please provide. ; ; Document Uploaded. LOX/PCCD/Shipping label reflecting the XXX refund ; Documentation received, XXX to review.; ;
																																		Cure package provided to the borrower; exception downgraded to a 2/B; Cure package missing a copy of the check, will downgraded upon receipt of the check
700055372	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Provide evidence the consumer consented to receiving documents electronically.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/03/2025	10/09/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. esign;	Evidence of eConsent is provided.
700055374	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
TILA 130b Cure required, refund in the amount of XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The XXX% tolerance violation is due to the addition of the Appraisal Fee on the initial CD dated XX/XX/XXXX. COC in file dated XX/XX/XXXX details a rush fee added by the XXX is invalid, additionally, the AVM invoice in file was dated XX/XX/XXXX and does not meet timing requirements. Tolerance cure on the final CD of XXX covers the Credit Report Fee added but is insufficient. Please provide a cure package. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/22/2025	11/02/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)
; ; Document Uploaded. ; Documentation received, XXX to review.; Condition updated XXX -Tolerance cure on the final CD of XXX covers the Credit Report Fee added but is insufficient for the addition of the appraisal fee. Please provide a cure package or valid COC; Document Uploaded. the only alert our system shows had was for XXX and a credit was given at closing, total credit given at closing XXX may this XXX be included in it.; Documentation received, XXX to review. ;

Cure package provided to the borrower; exception downgraded to a 2/B; Tolerance cure on the final CD of XXX covers the Credit Report Fee added but is insufficient for the addition of the appraisal fee. Please provide a cure package or valid COC

700055376	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
TILA 130b Cure required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The tolerance is due to increased Appraisal fee without a valid COC This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/16/2025	10/29/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. Documentation received, XXX to review.; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B
700055376	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The blend document in file shows electronic consent is pending	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/17/2025	10/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Evidence of eConsent is provided.
700055378	XXXXX			XXXXX	XXXXX	Property	2	Property/Appraisal General	Property/Appraisal guideline violation: Per XXX, one full appraisal (Form XX/XX/XXXX) is required for loan amounts exceeding XXX However, the value of the subject property was supported by an AVM.	Waived				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	09/30/2025	10/27/2025	No	No				QM: Safe Harbor APOR (APOR SH)
; ; Tenant User XXX - Material XX/XX/XXXX, XX/XX/XXXX PM (EDT) Open Exception granted - XXX pricing hit. Seller to advise they accept pricing hit.; ; Exception granted - XXX pricing hit. Seller to advise they accept pricing hit. ;

Seller's exception approved by client (XXX), and risk is accepted for B grade xception was allowed to use AVM in lieu of an appraisal (loan amount $XXX). AVM supports value. Strong comp factors: XXX) borrower has owned subject for XXX years XXX) XXX FICO XXX) XXX% DTI

700055378	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $ lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to The addition of an Appraisal Desk Review of XXX and Appraisal Review of XXX without a valid COC
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/30/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review. ; Condition updated XXX ; Document Uploaded. ; Documentation received, XXX to review.;	valid COC provided; exception resolved; CD provided did not show a cure for the fees increase above tolerance
700055380	XXXXX			XXXXX	XXXXX	Compliance	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase in the Appraisal Fee and the addition of the XXX for Flood Certification. The cure of XXX listed was already applied to the increase n credit report and transfer taxes
										Cured				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	10/13/2025	10/28/2025	Yes	No				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review ; Document Uploaded. ;	Cure package provided to the borrower; exception downgraded to a 2/B
700055386	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/07/2025	10/14/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055390	XXXXX			XXXXX	XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete	Missing the first Mortgage Statement and/or Note to verify all terms.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	11/02/2025	11/05/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Mortgage Statement received
700055394	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing The file is missing the ABD and the Privacy Notice to verify if the Lender has any Affiliates. The defect can be resolved by providing the missing disclosure.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/30/2025	11/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055398	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 1 Award Letter Missing	Borrower 1 Award Letter Missing Missing award letter or proof of receipt for social security income.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/17/2025	10/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Borrower 1 Award Letter Provided
700055398	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 2 Award Letter Missing	Borrower 2 Award Letter Missing Missing award letter or proof of receipt for social security income.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/17/2025	10/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Borrower 2 Award Letter Provided or Not Applicable (Number of Borrowers equals XXX)
700055398	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the Affiliated Business disclosure dated within XXX days of application XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/17/2025	10/22/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055400	XXXXX			XXXXX	XXXXX	Credit	1	Missing legal documents for senior or subordinate lien	Missing required verification of senior mortgage lien.	Rescinded				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	11/06/2025	11/07/2025	No	No				QM: Safe Harbor APOR (APOR SH)	; ; ;	Finding is rescinded, Mortgage Statement provided ;
700055402	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That Cannot Increase Test
Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at XXX and will not reset. Cure- Provide a copy of the Initial LE dated with XXX days of the initial application XX/XX/XXXX. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/17/2025	10/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ;
Initial LE provided; Exception resolved; Initial LE provided; Exception resolved; This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The LE provided contained only page XXX please upload the complete LE dated within XXX days of application

700055402	XXXXX			XXXXX	XXXXX	Compliance	1	RESPA Homeownership Counseling Organizations Disclosure Date Test
Cure- provide Homeownership counseling organizations disclosure dated within XXX days of initial application XX/XX/XXXX. This loan failed the homeownership counseling organizations disclosure date test due to the following findings: [[(XXX CFR §1024.20(a) he loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan Originator's application date (or the date creditor received application if loan Originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date ot later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(XXX he website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(XXX ata made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data his calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in ##XXX## and as it relates to ##XXX##. This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/17/2025	10/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.; ; ; Document Uploaded. ; Documentation received, XXX to review.;	HOC provided; Exception resolved; The HOC provided was not dated within XXX days of the application date (XX/XX/XXXX)
700055402	XXXXX			XXXXX	XXXXX	Compliance	1	Charges That In Total Cannot Increase More Than XXX% Test
Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at XXX and will not reset. Cure- Provide a copy of the Initial LE dated with XXX days of the initial application XX/XX/XXXX. This loan failed the charges that in total cannot increase more than XXX% test. (##XXX##]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/17/2025	10/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Initial LE provided; Exception resolved
700055402	XXXXX			XXXXX	XXXXX	Compliance	1	Initial Loan Estimate Delivery Date Test (from application)
The LE issued on XX/XX/XXXX was not disclosed within XXX days of the applicate date XX/XX/XXXX, If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: [[##XXX##]] The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application herefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(a)(XXX) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/17/2025	10/30/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ;	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved; The LE provided contained only page XXX please upload the complete LE dated within XXX days of application
700055402	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/17/2025	10/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055402	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 1 Award Letter Missing	Borrower 1 Award Letter Missing Missing benefits letter or proof of receipt for social security income.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/16/2025	10/28/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Borrower 1 Award Letter Provided
700055404	XXXXX			XXXXX	XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing documentation to support the PITIA for investment property at XXX XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/30/2025	11/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;
700055408	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Document Required : Affiliated Business Disclosure Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/29/2025	11/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received in XXX review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided; ;
700055410	XXXXX			XXXXX	XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI XXX exceeds guideline max of XXX% The difference is due to income. The calculated income for the borrower SSI per the Statement provided reflects XXX per month grossed up the income is $XXX. The lender used income for SSI of XXX and documents provided do not support this income resulting in excessive DTI. The variance of $XXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/31/2025	11/05/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ;	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%
700055412	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Please provide Affiliated Business Disclosure	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/31/2025	11/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055414	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing required closure letter for HELOC with XXX account #XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	11/04/2025	11/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Property Title Issue Resolved
700055420	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing HELOC closure letter.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/23/2025	11/03/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	Property Title Issue Resolved
700055424	XXXXX			XXXXX	XXXXX	Compliance	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Cure- Provide a signed copy of the disclosure provided to the consumer.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/27/2025	10/31/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ; ;	Evidence of eConsent is provided.
700055430	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Missing VVOE within XXX days of closing as required per guidelines.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	11/04/2025	11/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Borrower 1 3rd Party VOE Prior to Close Was Provided
700055434	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Missing affiliated business disclosure.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/30/2025	11/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055438	XXXXX			XXXXX	XXXXX	Credit	1	Missing legal documents for senior or subordinate lien	Missing required documentation to support senior lien.. mortgage or mortgage Statement	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	11/06/2025	11/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; ; Document Uploaded. ; Documentation received in XXX review.; ;	Mortgage Statement provided for senior lien
700055440	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Per the Privacy disclosure, XXX has affiliates. Provide the affiliated business disclosure dated within XXX business days of application.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/30/2025	11/06/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055440	XXXXX			XXXXX	XXXXX	Credit	1	Borrower 1 Award Letter Missing	Borrower 1 Award Letter Missing Missing the most recent Award Letter supporting the Social Security Income of $XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/31/2025	11/06/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ; Documentation received, XXX to review.;	Borrower 1 Award Letter Provided
700055442	XXXXX			XXXXX	XXXXX	Compliance	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:[[##XXX##]] The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation required: Provide a copy of the initial CD and documentation to show the CD was received by the borrower at least XXX business days prior to consummation date of XX/XX/XXXX.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/30/2025	11/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Documentation received, XXX to review.; Document Uploaded. ;	Copy of initial CD provided; Exception resolved; Copy of initial CD provided; Exception resolved
700055442	XXXXX			XXXXX	XXXXX	Compliance	1	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Documentation required to clear: Please provide Affiliated Business Disclosure dated within XXX days of application date XX/XX/XXXX or provide confirmation the lender has no affiliates.
										Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	10/30/2025	11/10/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; Document Uploaded. ;	Required Affiliated Business Disclosure Documentation Provided
700055442	XXXXX			XXXXX	XXXXX	Credit	1	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of XXX is insufficient, not meeting the required coverage amount of ($XXX).	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	11/03/2025	11/05/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)		The Total Hazard Coverage is greater than or equal to the Required Coverage Amount
700055444	XXXXX			XXXXX	XXXXX	Credit	1	Property Title Issue	Property Title Issue Missing proof that the HELOC with XXX has been paid and closed to future draws.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	11/06/2025	11/12/2025	No	Yes				QM: Safe Harbor APOR (APOR SH)	; ; Documentation received in XXX review.; Document Uploaded. ; ;	HELOC payoff showing lien to be closed provided. ; Property Title Issue Resolved